United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-7141

                      (Investment Company Act File Number)


                     Federated World Investment Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/04


                 Date of Reporting Period: Quarter ended 8/31/04



Item 1.     Schedule of Investments


Federated European Equity Fund
Portfolio of Investments
August 31, 2004 (unaudited)


 Shares                                                                    Value in
                                                                           U.S. Dollars


               Common Stocks--96.6%
               Automobiles & Components--2.1%
 8,800         DaimlerChrysler AG                                    $     367,037
               Banks--13.6%
 19,700        Alliance & Leicester PLC                                    320,016
 11,500        Alpha Bank AE                                               282,073
 6,300         BNP Paribas SA                                              383,679
 23,200        Banca Popolare di Verona                                    382,911
 24,019        Royal Bank of Scotland PLC, Edinburgh                       671,805
 4,550         Societe Generale, Paris                                     391,046
               Total                                                       2,431,530
               Capital Goods--2.1%
 6,000         Schneider Electric SA                                       377,253
               Commercial Services & Supplies--4.1%
 171,300    1  Group 4 Securicor PLC                                       360,437
 173,800       Hays PLC                                                    372,753
               Total                                                       733,190
               Diversified Financials--9.3%
 11,240        Credit Suisse Group                                         352,524
 2,100         Deutsche Bank AG                                            143,425
 17,100        ING Groep NV                                                420,285
 37,300        Schroders PLC                                               410,966
 4,950         UBS AG                                                      333,018
               Total                                                       1,660,218
               Energy--11.5%
 82,779        BP PLC                                                      739,155
 93,215        Shell Transport & Trading Co.                               683,509
 3,200         Total SA, Class B                                           626,020
               Total                                                       2,048,684
               Food & Staples Retailing--3.8%
 39,200        Ahold NV                                                    242,571
 3,990         Carrefour SA                                                188,156
 50,437        Tesco PLC                                                   242,316
               Total                                                       673,043
               Food, Beverage & Tobacco--3.6%
 9,500      1  Koninklijke Numico NV                                       298,909
 1,100         Nestle SA                                                   260,788
 1,500         Unilever NV                                                 90,009
               Total                                                       649,706
               Healthcare Equipment & Services--0.5%
 2,400      1  Biomerieux                                                  80,511
               Hotels, Restaurants & Leisure--2.5%
 5,300         Accor SA                                                    224,700
 24,800        Elior                                                       221,783
               Total                                                       446,483
               Insurance--4.3%
 18,400        AXA                                                         378,780
 7,300         Assicurazioni Generali SpA                                  191,080
 23,800        Prudential PLC                                              189,000
               Total                                                       758,860
               Materials--5.4%
 10,700        Bayer AG                                                    273,693
 3,300         Lafarge SA                                                  284,318
 29,730        Stora Enso Oyj, Class R                                     399,617
               Total                                                       957,628
               Media--4.3%
 35,100        British Sky Broadcasting Group PLC                          303,621
 17,000        Publicis Groupe                                             461,771
               Total                                                       765,392
               Pharmaceuticals & Biotechnology--8.2%
 800        1  Actelion Ltd.                                               74,683
 21,661        GlaxoSmithKline PLC                                         443,042
 3,800         Roche Holding AG                                            369,511
 3,112      1  Sanofi-Aventis                                              221,676
 2,300         Sanofi-Aventis                                              163,861
 3,300         Schering AG                                                 183,751
               Total                                                       1,456,524
               Retailing--1.1%
 7,700         Hennes & Mauritz AB, Class B                                201,386
               Software & Services--2.7%
 1,435         SAP AG (Systeme, Anwendungen, Produkte in der
               Datenverarbeitung)                                          210,257
 10,200        TeitoEnator OYJ                                             270,423
               Total                                                       480,680
               Technology Hardware & Equipment--1.2%
 18,410        Nokia Oyj                                                   218,071
               Telecommunication Services--10.3%
 12,500     1  Belgacom                                                    417,654
 21,830        Deutsche Telekom AG, Class REG                              382,097
 11,800        France Telecommunications                                   280,789
 181,200       Telecom Italia SpA                                          399,347
 159,589       Vodafone Group PLC                                          364,300
               Total                                                       1,844,187
               Utilities--6.0%
 20,800        Endesa SA                                                   387,145
 24,800        National Grid Transco PLC                                   208,364
 40,600        Scottish Power PLC                                          294,889
 6,900         Veolia Environnement                                        178,794
               Total                                                       1,069,192
               Total Common Stocks
               (identified cost $15,860,845)                               17,219,575
               Repurchase Agreement--2.3%
 422,000       Interest in $500,000,000 joint repurchase
               agreement with Greenwich Capital Markets, Inc.,
               1.61%, dated 8/31/2004 to be repurchased at
               $422,019 on 9/1/2004, collateralized by U.S.
               Government Agency Obligations with various
               maturities to 1/25/2042, collateral market value
               $515,000,807 (AT AMORTIZED COST)                            422,000
               Total Investments--98.9%
               (identified cost $16,282,845 )2                             17,641,575
               other assets and liabilities-net--1.1%                       191,211
               total net assets--100%                                 $     17,832,786

1    Non-income producing security.

2    The cost of investments  for federal tax purposes  amounts to  $16,282,845.
     The net unrealized depreciation of investments for federal tax purposes was $1,358,730. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,891,356 and net unrealized depreciation from investments for those securities having an excess of cost over value of $532,626.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.












Federated Global Equity Fund
Portfolio of Investments
August 31, 2004 (unaudited)

 Shares                                                                    Value in
                                                                           U.S. Dollars
                 Common Stocks--95.0%
                 Banking--4.6%
 10,300          Banco Santander Central Hispano, SA                   $   101,341
 7,200           Bank of America Corp.                                     323,856
 11,800          U.S. Bancorp                                              348,100
 71              UFJ Holdings, Inc.                                        358,507
                 TOTAL                                                     1,131,804
                 Capital Goods--7.5%
 19,700          General Electric Co.                                      645,963
 2,400           Lockheed Martin Corp.                                     129,072
 2,400           SMC Corp.                                                 231,893
 3,700           Siemens AG                                                254,219
 36,000          Sumitomo Electric Industries                              332,011
 8,500           Tyco International Ltd.                                   266,220
                 TOTAL                                                     1,859,378
                 Commercial Services & Supplies--2.5%
 93,800          Hays PLC                                                  201,175
 14,900          Waste Management, Inc.                                    414,071
                 TOTAL                                                     615,246
                 Consumer Durables & Apparel--1.5%
 6,300           Koninklijke (Royal) Philips Electronics NV                146,153
 4,700           LG Electronics, Inc.                                      226,204
                 TOTAL                                                     372,357
                 Diversified Financials--9.4%
 42,200          Amvescap PLC                                              222,410
 10,700          Citigroup, Inc.                                           498,406
 5,700           Credit Suisse Group                                       178,771
 9,800           ING Groep NV                                              240,865
 10,500          J.P. Morgan Chase & Co.                                   415,590
 6,500           Morgan Stanley                                            329,745
 43,800          iShares MSCI Japan                                        437,124
                 TOTAL                                                     2,322,911
                 Energy--4.8%
 7,400           BP PLC, ADR                                               397,380
 600             LUKOIL, ADR                                               70,800
 9,400           Royal Dutch Petroleum Co.                                 475,954
 3,400       1   Spinnaker Exploration Co.                                 116,076
 3,800           Surgutneftegaz, ADR                                       132,620
                 TOTAL                                                     1,192,830
                 Food & Staples Retailing--2.1%
 3,600           Carrefour SA                                              169,764
 6,600           Wal-Mart Stores, Inc.                                     347,622
                 TOTAL                                                     517,386
                 Food, Beverage & Tobacco--8.9%
 10,600          Altria Group, Inc.                                        518,870
 9,900           Coca-Cola Co.                                             442,629
 50,700          Diageo PLC                                                625,780
 30              Japan Tobacco, Inc.                                       244,542
 6,200           Unilever NV                                               372,037
                 TOTAL                                                     2,203,858
                 Insurance--1.8%
 12,200          AXA                                                       251,148
 2,050           Muenchener Rueckversicherungs-Gesellschaft AG             194,770
                 TOTAL                                                     445,918
                 Materials--0.8%
 15,200          Harmony Gold Mining Co. Ltd., ADR                         189,696
                 Media--11.1%
 24,500          British Sky Broadcasting Group PLC                        211,929
 17,300          Clear Channel Communications, Inc.                        579,723
 38,000          Reed Elsevier PLC                                         337,976
 24,900      1   Time Warner, Inc.                                         407,115
 31,200          Viacom, Inc., Class B                                     1,039,272
 7,600           Walt Disney Co.                                           170,620
                 TOTAL                                                     2,746,635
                 Pharmaceuticals & Biotechnology--18.3%
 11,300      1   Chiron Corp.                                              478,894
 34,000          GlaxoSmithKline PLC                                       695,418
 4,200       1   Imclone Systems, Inc.                                     223,776
 21,000      1   Medimmune, Inc.                                           501,270
 19,330          Pfizer, Inc.                                              631,511
 3,700           Roche Holding AG                                          359,787
 8,800           Sanofi-Aventis                                            626,946
 6,200           Takeda Pharmaceutical Co. Ltd.                            280,917
 20,200          Wyeth                                                     738,714
                 TOTAL                                                     4,537,233
                 Retailing--1.2%
 9,100           Gap (The), Inc.                                           170,534
 2,700       1   Kohl's Corp.                                              133,596
                 TOTAL                                                     304,130
                 Semiconductors & Semiconductor Equipment--1.2%
 14,100          Intel Corp.                                               300,189
                 Software & Services--5.6%
 10,200      1   Amdocs Ltd.                                               205,020
 17,000      1   Cadence Design Systems, Inc.                              211,310
 15,900          Microsoft Corp.                                           434,070
 15,200      1   Oracle Corp.                                              151,544
 13,100      1   Peoplesoft, Inc.                                          227,940
 9,200       1   Veritas Software Corp.                                    153,824
                 TOTAL                                                     1,383,708
                 Technology Hardware & Equipment--3.2%
 17,400      1   Cisco Systems, Inc.                                       326,424
 7,900           Hewlett-Packard Co.                                       141,331
 20,400      1   Interdigital Communications Corp.                         318,036
                 TOTAL                                                     785,791
                 Telecommunication Services--4.3%
 11,400      1   Belgacom                                                  380,900
 12,400          Deutsche Telekom AG, Class REG                            217,041
 88              NTT DoCoMo, Inc.                                          164,407
 130,703         Vodafone Group PLC                                        298,361
                 TOTAL                                                     1,060,709
                 Transportation--2.1%
 10,500          Deutsche Post AG                                          209,682
 77              West Japan Railway Co.                                    319,823
                 TOTAL                                                     529,505
                 Utilities--4.1%
 34,600          National Grid Transco PLC                                 290,702
 48,000          Scottish Power PLC                                        348,638
 14,100          Veolia Environnement                                      365,363
                 TOTAL                                                     1,004,703
                 TOTAL COMMON STOCKS (IDENTIFIED COST $23,263,836)         23,503,987
                 Repurchase Agreement--4.1%
$1,004,000       Interest in $500,000,000 joint repurchase
                 agreement with Greenwich Capital Markets, Inc.,
                 1.61%, dated 8/31/2004 to be repurchased at
                 $1,004,045 on 9/1/2004 collateralized by U.S.
                 Government Agency Obligations with various
                 maturities to 1/25/2042 (at amortized cost)               1,004,000
                 TOTAL INVESTMENTS---99.1%
                       (IDENTIFIED COST $24,267,836)2                      24,507,987
                 OTHER NET ASSETS AND LIABILITIES---NET---0.9%             233,867
                 TOTAL NET ASSETS---100.0%                             $   24,741,854

1      Non-income producing security.
2      The cost of investments for federal tax purposes amounts to
       $24,267,836.  The net unrealized appreciation of investments for federal tax purposes was $240,151. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,126,624 and net unrealized depreciation from investments for those securities having an excess of cost over value of $886,473.

Note: The categories of investments are shown as a percentage of total net assets at
August 31, 2004.

The following acronym is used throughout this portfolio:
   ADR      --American Depository Receipt













Federated Global Value Fund
Portfolio of Investments
August 31, 2004 (unaudited)

 Shares                                                                        Value in
                                                                               U.S. Dollars
                  Common Stocks--86.6%
                  Banks--3.1%
 7,900            BNP Paribas SA                                        $      481,122
 21,400           Washington Mutual Bank FA                                    830,962
                  Total                                                        1,312,084
                  Commercial Services & Supplies--7.8%
 370,050          Michael Page International PLC                               1,112,547
 25,400           Miller Herman, Inc.                                          639,826
 83,300           Steelcase, Inc., Class A                                     1,128,715
 10,500           United Stationers, Inc.                                      432,285
                  Total                                                        3,313,373
                  Consumer Durables & Apparel--4.2%
 47,530           Compagnie Financiere Richemont AG                            1,220,968
 12,683           Hunter Douglas NV                                            559,309
                  Total                                                        1,780,277
                  Diversified Financials--20.5%
 18,000           American Express Co.                                         900,360
 139,500          Amvescap PLC                                                 735,216
 18,300           Credit Suisse Group                                          573,950
 15,800           Euronext NV                                                  431,027
 4,700            Goldman Sachs Group, Inc.                                    421,355
 22,476           ING Groep NV                                                 552,417
 63,200           Janus Capital Group, Inc.                                    868,368
 2,180            Julius Baer Holding Ltd., Zurich, Class B                    587,243
 19,800           Merrill Lynch & Co., Inc.                                    1,011,186
 17,700           Morgan Stanley                                               897,921
 18,400           Northern Trust Corp.                                         792,120
 80,000           Schroders PLC                                                881,428
                  Total                                                        8,652,591
                  Energy--7.5%
 25,700           GlobalSantaFe Corp.                                          716,516
 19,400           Offshore Logistics, Inc.                                     578,120
 24,200           Tidewater, Inc.                                              706,156
 38,300       1   Transocean Sedco Forex, Inc.                                 1,175,810
                  Total                                                        3,176,602
                  Food, Beverage & Tobacco--4.8%
 94,248           Cadbury Schweppes PLC                                        758,765
 69,139           Diageo PLC                                                   853,368
 1,800            Nestle SA                                                    426,744
                  Total                                                        2,038,877
                  Hotels, Restaurants & Leisure--2.6%
 229,992          Hilton Group PLC                                             1,085,538
                  Insurance--2.0%
 30,700           Sun Life Financial Services of Canada                        849,469
                  Materials--3.2%
 15,600           Lafarge North America, Inc.                                  699,036
 50,300           Stora Enso Oyj, Class R                                      676,110
                  Total                                                        1,375,146
                  Media--14.0%
 23,400           Clear Channel Communications, Inc.                           784,134
 24,200           Corus Entertainment, Inc., Class B                           438,559
 24,400           Grupo Televisa SA, GDR                                       1,174,372
 31,500       1   Time Warner, Inc.                                            515,025
 22,200           Viacom, Inc., Class A                                        751,692
 133,000          WPP Group PLC                                                1,194,023
 47,200           Walt Disney Co.                                              1,059,640
                  Total                                                        5,917,445
                  Pharmaceuticals & Biotechnology--1.9%
 17,400           Takeda Pharmaceutical Co. Ltd.                               788,379
                  Real Estate--5.1%
 46,000       1    Jones Lang LaSalle, Inc.                                    1,501,900
 70,000           Sun Hung Kai Properties                                      653,634
                  Total                                                        2,155,534
                  Retailing--2.2%
 11,100           Federated Department Stores, Inc.                            481,740
 8,400            Neiman-Marcus Group, Inc., Class A                           446,880
                  Total                                                        928,620
                  Technology Hardware & Equipment--2.4%
 30,800           Arrow Electronics, Inc.                                      666,512
 39,000       1   Kemet Corp.                                                  338,130
                  Total                                                        1,004,642
                  Transportation--5.3%
 26,700           Florida East Coast Industries, Inc.                          1,068,534
 55,400           Grupo Aeroportuario del Sureste SA de CV, Class B,
                  ADR                                                          1,174,480
                  Total                                                        2,243,014
                  Total Common Stocks (identified cost $28,727,396)            36,621,591
                  Mutual Fund--12.4%
 5,245,424    2   Prime Value Obligations Fund, IS Shares (AT NET
                  ASSET VALUE)                                                 5,245,424
                  Total Investments---99.0%
                   (identified cost $33,972,820)3                              41,867,015
                  other assets and liabilities---net--1.0%                      418,308
                  total net assets---100%                               $      42,285,323

1      Non-income producing security.
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $33,972,820.  The net unrealized appreciation of investments for federal tax purposes was $7,894,195. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,390,250 and net unrealized depreciation from investments for those securities having an excess of cost over value of $496,055.

Note:          The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
GDR         --Global Depositary Receipt











Federated International Capital Appreciation Fund
Portfolio of Investments
August 31, 2004 (unaudited)

 Shares or
 Principal                                                                  Value in
 Amount                                                                     U.S. Dollars
                  Common Stocks--92.2%
                  Automobiles & Components--1.4%
 34,500           DaimlerChrysler AG                                    $   1,438,952
                  Banks--12.8%
 77,120           Alliance & Leicester PLC                                  1,252,775
 40,800           Alpha Bank AE                                             1,000,747
 24,560           BNP Paribas SA                                            1,495,741
 81,550           Banca Popolare di Verona                                  1,345,964
 94,906           Bayerische Hypotheken-und Vereinsbank AG                  1,563,982
 50,170           Kookmin Bank                                              1,612,738
 145              Mitsubishi Tokyo Financial Group, Inc.                    1,311,477
 76,800           Royal Bank of Scotland PLC, Edinburgh                     2,148,074
 1,815,786        Sinopac Holdings Co.                                      918,191
 11,470           Societe Generale, Paris                                   985,780
                  Total                                                     13,635,469
                  Capital Goods--5.1%
 2,420,980    1   Alstom                                                    1,301,350
 12,900           SMC Corp.                                                 1,246,427
 18,500           Schneider Electric SA                                     1,163,196
 139,870          Smiths Industries                                         1,756,669
                  Total                                                     5,467,642
                  Commercial Services & Supplies--3.7%
 93,000           Dai Nippon Printing Co. Ltd.                              1,373,149
 741,950      1   Group 4 Securicor PLC                                     1,561,157
 490,480          Hays PLC                                                  1,051,945
                  Total                                                     3,986,251
                  Consumer Durables & Apparel--2.4%
 121,000          Matsushita Electric Industrial Co.                        1,636,403
 27,000           Sony Corp.                                                935,785
                  Total                                                     2,572,188
                  Diversified Financials--6.1%
 215,510          Amvescap PLC                                              1,135,817
 31,150           Credit Suisse Group                                       976,969
 58,150           ING Groep NV                                              1,429,215
 62,000           Nomura Holdings, Inc.                                     859,769
 87,900           Schroders PLC                                             968,469
 16,150           UBS AG                                                    1,086,512
                  Total                                                     6,456,751
                  Energy--6.3%
 237,540          BP PLC                                                    2,121,055
 43,600           Petroleo Brasileiro SA, ADR                               1,340,700
 51,700           Repsol YPF SA                                             1,073,367
 225,400          Santos Ltd.                                               1,053,449
 5,810            Total SA, Class B                                         1,136,618
                  Total                                                     6,725,189
                  Food & Staples Retailing--2.4%
 103,050          Ahold NV                                                  637,677
 79,120           Ahold NV                                                  487,483
 285,540          Tesco PLC                                                 1,371,830
                  Total                                                     2,496,990
                  Food Beverage & Tobacco--4.2%
 180              Japan Tobacco, Inc.                                       1,467,254
 44,660       1   Koninklijke Numico NV                                     1,405,186
 4,500            Nestle SA                                                 1,066,860
 8,700            Unilever NV                                               522,052
                  Total                                                     4,461,352
                  Healthcare Equipment & Services--0.6%
 17,476       1   Biomerieux                                                586,254
                  Hotels, Restaurants & Leisure--1.5%
 178,180          Elior                                                     1,593,439
                  Insurance--2.4%
 65,820           AXA                                                       1,354,963
 156,110          Prudential PLC                                            1,239,698
                  Total                                                     2,594,661
                  Materials--7.3%
 996,000          Aluminum Corp. of China Ltd.                              489,423
 23,410           Anglo American Platinum Corp. Ltd.                        1,044,690
 20,225           BASF AG                                                   1,095,170
 40,200           Bayer AG                                                  1,028,268
 119,100          Harmony Gold Mining Co. Ltd., ADR                         1,486,368
 15,130           Lafarge SA                                                1,303,553
 67,280           UPM - Kymmene Oyj                                         1,288,847
                  Total                                                     7,736,319
                  Media--5.5%
 102,530          British Sky Broadcasting Group PLC                        886,901
 510              Dentsu, Inc.                                              1,236,064
 185,210          News Corp. Ltd.                                           1,445,188
 51,540           Publicis Groupe                                           1,399,981
 2,386,000        SCMP Group Ltd.                                           904,002
                  Total                                                     5,872,136
                  Pharmaceuticals & Biotechnology--8.9%
 20,200           AstraZeneca PLC                                           933,156
 114,890          GlaxoSmithKline PLC                                       2,349,898
 16,410           Roche Holding AG                                          1,595,703
 24,180           Sanofi-Aventis                                            1,722,675
 57,580           Teva Pharmaceutical Industries Ltd., ADR                  1,569,055
 36,500           Yamanouchi Pharmaceutical Co. Ltd.                        1,275,094
                  Total                                                     9,445,581
                  Real Estate--1.2%
 138,000          Sun Hung Kai Properties                                   1,288,592
                  Retailing--1.1%
 89,900           Marui Co.                                                 1,193,613
                  Semiconductors & Semiconductor Equipment--1.0%
 114,000          Nikon Corp.                                               1,066,472
                  Software & Services--2.3%
 56,900       1   Amdocs Ltd.                                               1,143,690
 8,780            SAP AG (Systeme, Anwendungen, Produkte in der
                  Datenverarbeitung)                                        1,286,451
                  Total                                                     2,430,141
                  Technology Hardware & Equipment--4.5%
 100,000          Alps Electric Co.                                         1,245,550
 418,000          Asustek Computer, Inc.                                    942,620
 7,500            Keyence Corp.                                             1,547,145
 88,400           Nokia Oyj                                                 1,047,120
                  Total                                                     4,782,435
                  Telecommunication Services--10.1%
 73,460       1   Belgacom                                                  2,454,469
 79,150           Deutsche Telekom AG, Class REG                            1,385,386
 51,250           France Telecommunications                                 1,219,528
 1,020            NTT DoCoMo, Inc.                                          1,905,631
 761,900          Telecom Italia SpA                                        1,679,152
 914,790          Vodafone Group PLC                                        2,088,230
                  Total                                                     10,732,396
                  Utilities--1.4%
 183,000          National Grid Transco PLC                                 1,537,527
                  Total Common Stocks (identified cost $96,736,706)         98,100,350
                  Repurchase Agreement--8.1%
$8,623,000        Interest in $500,000,000 joint repurchase
                  agreement with Greenwich Capital Markets, Inc.,
                  1.61%, dated 8/31/2004 to be repurchased at
                  $8,623,386 on 9/1/2004 collateralized by U.S.
                  Government Agency Obligations with various
                  maturities to 1/25/2042
                  (AT AMORTIZED COST)                                       8,623,000
                  Total Investments--100.3%
                  (identified cost $105,359,706)2                           106,723,350
                  Other assets and liabilities--net--(0.3)%                   (345,509)
                  Total Net assets--100%                                 $   106,377,841

1      Non-income producing security.
2      The cost of investments for federal tax purposes is $105,359,706.  The net unrealized appreciation of investments for federal tax purposes was $1,363,644. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,271,829 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,908,185.

Note: The categories of investments are shown as a percentage of net assets at August 31,
2004.

The following acronym is used throughout this portfolio:
ADR         --American Depositary Receipt
















Federated International High Income Fund
Portfolio of Investments
August 31, 2004 (unaudited)

 Shares or
 Foreign
 Currency                                                                      Value in
 Par Amount                                                                    U.S. Dollars
                    Common Stock--0.2%
                    Telecommunications & Cellular--0.2%
 962,147       1    Jazztel PLC (IDENTIFIED COST $1,254,613)              $    304,605
                    Corporate Bonds--30.2%
                    Brewing--1.8%
$2,500,000          Bavaria, Series 144A, 8.875%, 11/1/2010                    2,656,250
                    Broadcast Radio & TV--1.9%
 2,500,000          Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032              2,731,250
                    Cable & Wireless Television--1.6%
 480,000            Innova S De R.L., 9.375%, 9/19/2013                        525,600
 528,000            Innova S De R.L., Sr. Note, 12.875%, 4/1/2007              539,880
 2,500,000          Satelites Mexicanos SA, Sr. Note, Series B,
                    10.125%, 11/1/2004                                         1,387,500
                    Total                                                      2,452,980
                    Cable Television--0.8%
 1,000,000    2,3   Kabel Deutschland GMBH Industrial, Series 144A,
                    10.75%, 7/1/2014                                           1,249,918
                    Chemicals & Plastics--0.9%
 1,300,000          Trikem SA, Sr. Note, Series REGS, 10.625%,
                    7/24/2007                                                  1,352,000
                    Container & Glass Products--1.7%
 790,000            Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007        780,125
 1,900,000          Vitro SA, Note, Series 144A, 11.75%, 11/1/2013             1,719,500
                    Total                                                      2,499,625
                    Oil & Gas--8.7%
 2,500,000          Bluewater Finance Ltd., Company Guarantee, 10.25%,
                    2/15/2012                                                  2,662,500
 1,500,000          Gaz Capital SA, Note, Series 144A, 8.625%,
                    4/28/2034                                                  1,552,500
 2,200,000          Gazprom, Note, Series 144A, 9.625%, 3/1/2013               2,398,000
 1,000,000    2,3   PTT Public Co. Ltd., Note, Series 144A, 5.75%,
                    8/1/2014                                                   1,041,580
 1,900,000          Petronas Capital Ltd., Series REGS, 7.875%,
                    5/22/2022                                                  2,200,675
 3,000,000    2,3   Petrozuata Finance Inc., Company Guarantee, Series
                    144A, 8.22%, 4/1/2017                                      2,895,000
                    Total                                                      12,750,255
                    Printing & Publishing--0.8%
 975,000            Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                1,145,625
                    Rail Industry--1.4%
 2,000,000          Transportacion Ferroviaria Mexicana SA DE CV,
                    Company Guarantee, 11.75%, 6/15/2009                       2,020,000
                    Sovereign--2.5%
 3,250,000          Aries Vermogensverwaltng, Note, Series 144A,
                    9.60%, 10/25/2014                                          3,656,250
                    Steel--1.6%
 2,325,000    2,3   CSN Islands VIII Corp., Company Guarantee, Series
                    144A, 9.75%, 12/16/2013                                    2,325,000
                    Telecommunications & Cellular--5.1%
 2,000,000          Cellco Finance NV, Sr. Note, 12.75%, 8/1/2005              2,160,000
 186,033            Jazztel PLC, 12.00%, 10/30/2012                            180,086
 2,000,000          Partner Communications, Sr. Sub. Note, 13.00%,
                    8/15/2010                                                  2,310,000
 500,000            Partner Communications, Sr. Sub. Note, Series
                    INTL, 13.00%, 8/15/2010                                    575,000
 2,000,000          Philippine Long Distance Telephone Co., Sr.
                    Unsub., 11.375%, 5/15/2012                                 2,305,000
                    Total                                                      7,530,086
                    Utilities--1.4%
 1,900,000          CIA Saneamento Basico, Note, Series 144A, 12.00%,
                    6/20/2008                                                  2,037,750
                    Total Corporate Bonds (identified cost $41,867,119)        44,406,989
                    Governments/Agencies--56.9%
                    Sovereign--56.9%
 2,500,000          Brazil, Government of, 14.50%, 10/15/2009                  3,165,000
 5,100,000          Brazil, Government of, Bond, 11.50%, 3/12/2008             5,839,500
 4,339,249          Brazil, Government of, C Bond, 8.00%, 4/15/2014            4,247,257
 4,500,000          Brazil, Government of, Note, 12.00%, 4/15/2010             5,220,000
 1,700,000          Bulgaria, Government of, Bond, 8.25%, 1/15/2015            2,087,940
 700,000            Colombia, Government of, Note, 10.50%, 7/9/2010            810,250
 2,700,000          Colombia, Government of, Unsub., 11.375%, 1/31/2008        3,830,118
 1,200,000          El Salvador, Government of, Bond, 7.75%, 1/24/2023         1,272,000
 1,800,000          Mexico, Government of, Bond, 11.50%, 5/15/2026             2,704,500
 36,518,900         Mexico, Government of, Bond, 8.00%, 12/19/2013             2,768,984
 4,500,000          Mexico, Government of, Note, 8.125%, 12/30/2019            5,186,250
 1,750,000          Peru, Government of, Note, 9.875%, 2/6/2015                1,986,250
 1,000,000          Philippines, Government of, 9.375%, 1/18/2017              1,061,250
 1,250,000          Philippines, Government of, 9.875%, 1/15/2019              1,315,625
 725,000            Philippines, Government of, Note, 10.625%,
                    3/16/2025                                                  802,937
 1,400,000          Philippines, Government of, Note, 8.25%, 1/15/2014         1,379,000
 4,900,000          Russia, Government of, 10.00%, 6/26/2007                   5,569,830
 4,400,000          Russia, Government of, 8.25%, 3/31/2010                    4,815,580
 750,000            Russia, Government of, Unsub., 12.75%, 6/24/2028           1,138,125
 10,800,000   2,3   Russia, Government of, Unsub., 5.00%, 3/31/2030            10,359,360
 3,350,000          Turkey, Government of, 11.00%, 1/14/2013                   4,078,625
 1,250,000          Turkey, Government of, 9.00%, 6/30/2011                    1,371,875
 400,000            Turkey, Government of, 9.50%, 1/15/2014                    451,000
 2,800,000,000,000  Turkey, Government of, Bond, 8/24/2005                     1,484,755
 825,000            Turkey, Government of, Sr. Unsub., 12.375%,
                    6/15/2009                                                  1,027,125
 952,017            Ukraine, Government of, Sr. Note, 10.00%, 3/15/2007        1,245,876
 616,011            Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007        668,772
 3,330,000          Venezuela, Government of, 10.75%, 9/19/2013                3,638,025
 2,370,000          Venezuela, Government of, Bond, 9.25%, 9/15/2027           2,221,875
 550,000            Venezuela, Government of, Par Bond, 6.75%,
                    3/31/2020                                                  521,125
 1,500,000          Venezuela, Government of, Unsub., 5.375%, 8/7/2010         1,311,000
                    Total Governments/Agencies (identified cost
                    $77,546,473)                                               83,579,809
                    PurchaseD Put Options--0.0%
 2,800,000          MXN Put, BONY USD Call, expiration date 10/21/2004         20,440
 12,196,808         Deutsche Brazil C Put, expiration date 10/4/2004           24,394
                    Total PUrchaseD Put Options (IDENTIFIED COST
                    $447,838)                                                  44,834
                    Mutual Funds--10.2%4
 690,361            Emerging Markets Fixed Income Core Fund                    10,503,556
 4,425,660          Prime Value Obligations Fund, IS Shares                    4,425,660
                    Total Mutual Funds (identified cost $12,571,063)           14,929,216
                    Total Investments--97.5%
                    (identified cost $133,687,106) 5                           143,265,453
                    Other assets and liabilities--net--2.5%                      3,611,962
                    Total Net assets--100%                                 $    146,877,415

1      Non-income producing security.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At August 31, 2004, these securities amounted to $17,870,858 which represents 12.2% of total net assets.
3      Denotes a restricted security, including securities purchased under
       Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At August 31, 2004, these securities amounted to $17,870,858 which represents 12.2% of total net assets.
4      Affiliated companies.
5      The cost of investments for federal tax purposes amounts to
       $133,405,655.  The net unrealized appreciation of investments for federal tax purposes was $9,859,798. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,476,375 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,616,577.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.






















Federated International Small Company Fund
Portfolio of Investments
August 31, 2004 (unaudited)

 Shares                                                                       Value in
                                                                              U.S. Dollars
                   Common Stocks--97.0%
                   Automobiles & Components--3.8%
 152,000           Bajaj Auto Ltd.                                       $    3,059,073
 20,600            Beru AG                                                    1,400,104
 364,000           Calsonic Kansei Corp.                                      2,585,563
 171,100           Keihin Corp.                                               2,504,741
 293,000           Nhk Spring Co.                                             2,083,060
 242,000           Showa Corp.                                                3,066,624
                   Total                                                      14,699,165
                   Banks--3.5%
 438,400           Anglo Irish Bank Corp. PLC                                 7,306,827
 460,500           DePfa Bank PLC                                             6,078,290
                   Total                                                      13,385,117
                   Capital Goods--8.5%
 488,500           BYD Co. Ltd.                                               1,330,960
 356,000           Central Glass Co., Ltd.                                    2,682,020
 638,000           Citic Pacific Ltd.                                         1,634,455
 894,000           Keppel Corp. Ltd.                                          3,723,345
 348,000           Koyo Seiko Co.                                             4,078,400
 37,000            Krones AG                                                  3,266,363
 172,200      1    Masonite International Corp.                               4,328,776
 329,000           Nippon Thompson                                            2,097,253
 535,000           Nsk                                                        2,373,203
 103,778      1    Singulus Technologies AG                                   1,549,807
 140,700           THK Co. Ltd.                                               2,417,001
 204,000           Ushio                                                      3,349,373
                   Total                                                      32,830,956
                   Commercial Services & Supplies--7.7%
 30,200            Arrk Corp.                                                 1,180,874
 63,900            BWT AG                                                     1,428,031
 650,000           Chiyoda Corp.                                              4,367,048
 110,900           Cinram International Inc                                   1,782,510
 1,400             Fullcast Co. Ltd.                                          3,556,514
 65,504            Grupo Ferrovial, SA                                        3,010,966
 350,000           JGC Corp.                                                  3,363,964
 504,000           Meisei Industrial Co., Ltd.                                1,713,018
 56,800            Meitec Corp.                                               2,058,912
 1,500,000         PHS Group PLC                                              2,057,436
 59,500            SNC-Lavalin Group, Inc.                                    2,167,427
 221,700           Vedior NV                                                  3,032,472
                   Total                                                      29,719,172
                   Consumer Durables & Apparel--4.1%
 403,000           Hitachi Koki Co.                                           2,758,812
 391,100      1    Kiryung Electronics                                        1,694,574
 20,325            Puma AG Rudolf Dassler Sport                               4,986,677
 72,100            Rinnai Corp                                                2,088,820
 14,520            Swatch Group AG, Class B                                   1,795,453
 1,756,000    1    Techtronic Industries Co.                                  2,769,095
                   Total                                                      16,093,431
                   Diversified Financials--7.4%
 40,700            Aeon Credit Service Ltd.                                   2,671,375
 374,600           Aktiv Kapital ASA                                          5,226,531
 280,000           C.I. Fund Management, Inc.                                 3,448,943
 632,500           Cattles PLC                                                3,654,743
 210,000           Close Brothers Group PLC                                   2,654,998
 124,600           Intermediate Capital Group PLC                             2,373,653
 9,500             JAF Co.                                                    580,365
 155,000           Japan Asia Investment Co., Ltd.                            565,914
 285,000           Kensington Group PLC                                       1,965,478
 25,200            MPC Muenchmeyer Petersen Capital AG                        1,768,936
 185,000           Mitsubishi Securities Co., Ltd.                            1,940,342
 2,000,000         Siam Panich Leasing Public Co., Ltd., Foreign
                   Shares                                                     1,645,646
                   Total                                                      28,496,924
                   Energy--2.8%
 10,900       1    ETABLISSEMENTS MAURAL ET PROM                              1,562,047
 115,900           Ensign Resource Service Group, Inc.                        1,818,732
 123,900           ProSafe ASA                                                2,759,717
 194,600           Saipem SpA                                                 2,064,547
 477,000           Teikoku Oil Co.                                            2,581,694
                   Total                                                      10,786,737
                   Food & Staples Retailing--0.5%
 44,300            Matsumotokiyoshi                                           1,139,099
 58,000            Ministop Co., Ltd.                                         973,040
                   Total                                                      2,112,139
                   Food Beverage & Tobacco--2.6%
 92,770            Campari Group                                              4,679,422
 186,000           IAWS Group PLC                                             2,288,452
 2,165             Lindt & Spruengli AG                                       3,179,794
                   Total                                                      10,147,668
                   Healthcare Equipment & Services--3.9%
 36,604            Celesio AG                                                 2,425,714
 32,690            Coloplast, Class B                                         3,187,623
 71,780            Essilor International SA                                   4,413,200
 190,000           GN Store Nord AS                                           1,699,324
 305,888           Getinge AB, Class B                                        3,402,630
                   Total                                                      15,128,491
                   Hotels Restaurants & Leisure--4.4%
 198,200           Elior                                                      1,772,475
 424,754           Enterprise Inns PLC                                        4,197,649
 215,200           Greek Organization of Football Prognostics                 4,114,171
 111,900           Lottomatica SpA                                            2,977,822
 395,140           William Hill PLC                                           3,878,838
                   Total                                                      16,940,955
                   Insurance--1.0%
 48,700            Industrial Alliance Life Insurance Co.                     1,789,964
 32,000            Samsung Fire & Marine Insurance                            1,915,751
                   Total                                                      3,705,715
                   Materials--11.1%
 40,500            Boehler-Uddeholm                                           3,396,494
 327,000           Dowa Mining Co                                             2,119,775
 45,200            Imerys SA                                                  2,823,438
 370,300           Inchon Iron & Steel                                        3,871,640
 6,300,000         Jiangxi Copper Co., Ltd.                                   2,910,569
 4,467,000         New Toyo International Holdings Ltd.                       1,530,730
 929,000           Nippon Light Metal Co                                      2,090,113
 95,905            Novozymes A/S, Class B                                     4,041,022
 535,000      1    Pacific Metals Co., Ltd.                                   2,244,792
 256,900           Teck Corp., Class B                                        5,039,174
 244,700           Tokyo Steel Mfg Co                                         4,143,580
 34,169       1    Ultratech Cemco Ltd.                                       196,078
 43,000            Umicore                                                    2,903,819
 87,900            Votorantim Celulose e Papel SA, ADR                        3,087,927
 727,600           WMC Resources Ltd.                                         2,530,834
                   Total                                                      42,929,985
                   Media--4.1%
 254,460           Arnoldo Mondadori Editore                                  2,331,523
 680,602           Hit Entertainment PLC                                      2,768,412
 777,957      1    Impresa-Sociedade Gestora de Participacoes SA              3,731,042
 161,362      1    JC Decaux SA                                               3,160,478
 86,550            LG Ad, Inc.                                                1,507,702
 86,000            Publicis Groupe                                            2,336,018
                   Total                                                      15,835,175
                   Pharmaceuticals & Biotechnology--4.5%
 40,750       1    Actelion Ltd.                                              3,804,158
 1,103,500    1    Ark Therapeutics Group PLC                                 1,402,174
 218,600      1    GPC Biotech AG                                             2,785,832
 197,200      1    Qiagen NV                                                  1,768,538
 132,400           Ranbaxy Laboratories Ltd.                                  2,736,711
 130,000           Recordati SpA                                              2,503,449
 127,906           Stada Arzneimittel AG                                      2,569,739
                   Total                                                      17,570,601
                   Real Estate--0.7%
 8,208,000         Midland Realty Holdings Ltd.                               2,569,202
                   Retailing--6.0%
 20,700            ASKUL Corp.                                                1,309,052
 94,400            Aoyama Trading Co                                          2,288,437
 622,500           Esprit Holdings Ltd.                                       3,007,388
 12,800            Fielmann AG                                                726,139
 93,700            Germanos SA                                                2,272,674
 44,800            Medion AG                                                  709,301
 638,000           Mfi Furniture Group                                        1,428,911
 98,800            Ryohin Keikaku Co., Ltd.                                   4,575,369
 2,458,500         Signet Group PLC                                           4,655,098
 849,360           The Carphone Warehouse PLC                                 2,160,430
                   Total                                                      23,132,799
                   Semiconductors & Semiconductor Equipment--1.7%
 192,300      1    ATI Technologies, Inc.                                     2,787,636
 63,116       1    Micronas Semiconductor Holding AG                          2,445,974
 458,100      1    Wolfson Microelectronics PLC                               1,445,889
                   Total                                                      6,679,499
                   Software & Services--5.2%
 157,700      1    Amdocs Ltd.                                                3,169,770
 141,075      1    Check Point Software Technologies Ltd.                     2,474,457
 103,700      1    Cognos, Inc.                                               3,278,995
 98,800            Dassault Systemes SA                                       4,264,062
 170,000           Indra Sistemas SA                                          2,181,713
 156,800      1    Open Text Corp                                             3,382,176
 201,100      1    TEMENOS Group AG                                           1,511,531
                   Total                                                      20,262,704
                   Technology Hardware & Equipment--5.2%
 243,000           Alps Electric Co                                           3,026,687
 1,490,225         Asustek Computer, Inc.                                     3,360,563
 156,200      1    Celestica, Inc.                                            2,233,660
 42,025       1    Logitech International SA                                  1,898,976
 84,950            Neopost SA                                                 5,148,052
 65,400            Reigncom Co. Ltd.                                          1,344,842
 33,420            Samsung Electro-Mechanics Co.                              891,290
 792,348           Wooyoung Co. Ltd.                                          2,409,058
                   Total                                                      20,313,128
                   Telecommunication Services--1.5%
 569,300      1    Hanaro Telecom, Inc.                                       1,481,555
 1,344,900    1    Versatel Telecom International NV                          2,510,986
 38,320       1    e.Biscom                                                   1,878,828
                   Total                                                      5,871,369
                   Transportation--5.9%
 235,800      1    Golar LNG Ltd.                                             3,258,815
 495,000           Kawasaki Kisen Kaisha Ltd.                                 3,189,345
 17,550            Kuehne & Nagel International AG - Reg                      2,622,621
 494,000           Mitsui Osk Lines                                           2,951,348
 2,098,000         Neptune Orient Lines Ltd.                                  3,463,953
 957,300           Patrick Corp. Ltd.                                         3,565,095
 471,000           Toll Holdings Ltd.                                         3,636,943
                   Total                                                      22,688,120
                   Utilities--0.9%
 145,250           Public Power Corp.                                         3,505,577
                   Total Common Stocks (identified cost $282,819,532)         375,404,629
                   Mutual Funds--2.4%
 100,000           India Fund Inc.                                            2,111,000
 7,210,867    2    Prime Value Obligations Fund, IS Shares                    7,210,867
                   Total mutual funds (identified cost $9,728,473)            9,321,867
                   Total Investments---99.4% (identified cost
                   $292,548,005)3                                             384,726,496
                   other assets and liabilities---net--0.6%                    2,210,037
                   total net assets---100%                               $    386,936,533


1      Non-income producing security.
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $292,548,005. The net unrealized appreciation of investments for federal tax purposes was $92,178,491. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $104,521,020 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,342,529.


Note:            The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronym is used throughout this portfolio:
ADR         --American Depository Receipt



Federated International Value Fund
Portfolio of Investments
August 31, 2004 (unaudited)

 Shares                                                                     Value in
                                                                            U.S. Dollars
                 Common Stocks--90.5%
                 Automobiles & Components--1.2%
 11,000          Toyota Motor Corp.                                    $    435,557
                 Banks--2.2%
 12,800          BNP Paribas SA                                             779,540
                 Capital Goods--1.3%
 49,000          Sumitomo Electric Industries                               451,904
                 Consumer Durables & Apparel--2.4%
 32,850          Compagnie Financiere Richemont AG                          843,863
                 Diversified Financials--28.5%
 37,100          Amvescap PLC                                               195,531
 62,200          Amvescap PLC, ADR                                          658,698
 16,200          Credit Suisse Group                                        508,087
 13,200          Euronext NV                                                360,099
 22,012          J.P. Morgan Chase & Co.                                    871,235
 42,820          Janus Capital Group, Inc.                                  588,347
 14,195          Morgan Stanley                                             720,112
 78,000          Nikko Cordial Corp.                                        352,950
 40,000          Nomura Holdings, Inc.                                      554,690
 65,400          STOXX 50 LDRS                                              2,109,058
 82,600          Schroders PLC                                              910,075
 8,480           UBS AG                                                     570,503
 173,400         iShares MSCI Japan                                         1,730,532
                 TOTAL                                                      10,129,917
                 Energy--8.0%
 60,100          BP PLC                                                     536,648
 17,900          GlobalSantaFe Corp.                                        499,052
 13,400          Tidewater, Inc.                                            391,012
 4,500           Total SA, Class B                                          880,341
 17,100      1   Transocean Sedco Forex, Inc.                               524,970
                 TOTAL                                                      2,832,023
                 Food Beverage & Tobacco--9.3%
 109,108         Cadbury Schweppes PLC                                      878,399
 57,314          Diageo PLC                                                 707,415
 3,900           Nestle SA                                                  924,612
 6,600           Pernod-Ricard                                              818,252
                 TOTAL                                                      3,328,678
                 Hotels Restaurants & Leisure--4.0%
 189,603         Hilton Group PLC                                           894,906
 35,300          Whitbread PLC                                              519,831
                 TOTAL                                                      1,414,737
                 Insurance--4.6%
 45,100          AXA                                                        928,423
 26,014          Sun Life Financial Services of Canada                      719,807
                 TOTAL                                                      1,648,230
                 Materials--7.7%
 17,000          Akzo Nobel NV                                              574,007
 1,400           Givaudan SA                                                869,421
 5,800           Lafarge SA                                                 499,710
 58,600          Stora Enso Oyj, Class R                                    787,675
                 TOTAL                                                      2,730,813
                 Media--6.7%
 20,400          Asatsu, Inc.                                               546,001
 16,000          Grupo Televisa S.A., GDR                                   770,080
 890,000         SCMP Group Ltd.                                            337,201
 82,900          WPP Group PLC                                              744,244
                 TOTAL                                                      2,397,526
                 Pharmaceuticals & Biotechnology--4.2%
 11,100          Novartis AG                                                514,317
 21,600          Takeda Pharmaceutical Co. Ltd.                             978,677
                 TOTAL                                                      1,492,994
                 Real Estate--3.5%
 20,800      1   Jones Lang LaSalle, Inc.                                   679,120
 62,086          Sun Hung Kai Properties                                    579,736
                 TOTAL                                                      1,258,856
                 Retailing--1.4%
 274,100         Signet Group PLC                                           519,000
                 Telecommunication Services--1.4%
 28,500          Deutsche Telekom AG, Class REG                             498,844
                 Transportation--2.9%
 100,700         Associated British Ports Holdings PLC                      782,831
 24,400          BAA PLC                                                    244,633
                 TOTAL                                                      1,027,464
                 Utilities--1.2%
 56,800          Scottish Power PLC                                         412,555
                 TOTAL COMMON STOCKS (IDENTIFIED COST $30,982,897)          32,202,501
                 Repurchase Agreement--8.0%
$2,857,000       Interest in $500,000,000 joint repurchase
                 agreement with Greenwich Capital Markets, Inc.,
                 1.61%, dated 8/31/2004, to be repurchased at
                 $2,857,128 on 9/1/2004, collateralized by U.S.
                 Government Agency Obligations with various
                 maturities to 01/25/2042 (at amortized cost)               2,857,000
                 TOTAL INVESTMENTS---98.5%
                       (IDENTIFIED COST $33,839,897)2                       35,059,501
                 OTHER NET ASSETS AND LIABILITIES---NET---1.5%              515,257
                 TOTAL NET ASSETS---100.0%                             $    35,574,758


1      Non-income producing security.
2 The cost of investments for federal tax purposes amounts to $33,839,897. The net unrealized appreciation of investments for federal tax purposes was $1,219,604. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,501,579 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,281,975.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
   ADR    --American Depositary Receipt
   GDR    --Global Depositary Receipt



Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated World Investment Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004